LVEY-PRO-1 060314

Statutory Prospectus Supplement dated June 3, 2014

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, Y and Investor Class shares, as applicable, of the Fund listed below:

Invesco Low Volatility Equity Yield Fund

The following information replaces in its entirety the information appearing in the first paragraph under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities of U.S. issuers and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks. The Fund may also invest in real estate investment trusts (REITs) of domestic and foreign issuers.”

The following risk is added to the information appearing under the heading “Fund Summary – Principal Risks of Investing in the Fund”:

“REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.”

The following information replaces in its entirety the information appearing in the second paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies”:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities of U.S. issuers and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks. A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. The Fund may also invest in REITs of domestic and foreign issuers. REITs are trusts that sell equity and or debt securities to investors and use the proceeds to invest in real estate or interests therein.”

The following risk is added to the information appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Risks”:

“REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.”

LVEY-PRO-1 060314

ICST-PRO-2 060314

Statutory Prospectus Supplement dated June 3, 2014

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Fund listed below:

Invesco Core Plus Bond Fund Invesco Floating Rate Fund	Invesco Global Real Estate Income Fund Invesco Low Volatility Equity Yield Fund

The following information replaces in its entirety the information appearing in the first paragraph under the heading “Fund Summaries – Invesco Low Volatility Equity Yield Fund – Principal Investment Strategies of the Fund”:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities of U.S. issuers and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks. The Fund may also invest in real estate investment trusts (REITs) of domestic and foreign issuers.”

The following risk is added to the information appearing under the heading “Fund Summaries – Invesco Low Volatility Equity Yield Fund – Principal Risks of Investing in the Fund”:

“REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.”

The following information replaces in its entirety the information appearing in the second paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Low Volatility Equity Yield Fund – Objective(s) and Strategies”:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities of U.S. issuers and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks. A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. The Fund may also invest in REITs of domestic and foreign issuers. REITs are trusts that sell equity and or debt securities to investors and use the proceeds to invest in real estate or interests therein.”

The following risk is added to the information appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Low Volatility Equity Yield Fund – Risks”:

“REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.”

ICST-PRO-2 060314

ACST-SUP-3 060314

Statement of Additional Information Supplement dated June 3, 2014

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco Core Plus Bond Fund Invesco Floating Rate Fund	Invesco Global Real Estate Income Fund Invesco Low Volatility Equity Yield Fund

The following information replaces in its entirety the information appearing in the first paragraph under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Investment Strategies and Risks – Other Investments – Real Estate Investment Trusts (REITs)” of the Statement of Additional Information:

“Real Estate Investment Trusts (REITs). Invesco Core Plus Bond Fund may invest up to 15% of its net assets in equity interests and/or debt obligations issued by REITs. Invesco Low Volatility Equity Yield Fund is not subject to such 15% limitation. Invesco Global Real Estate Income Fund may invest all of its total assets in equity securities (common stock, preferred stock and convertible preferred stock) and/or debt securities and convertible debt securities issued by REITs.

ACST-SUP-3 060314